Restructuring and Other Costs Dates (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	$ 17	$ 8	$ 3
Restructuring and Related Cost, Incurred Cost	$ 14